All Weather Transaction (Tables)	12 Months Ended
Dec. 31, 2022
All Weather Transaction [Abstract]
Schedule of purchase price of acquisition
Total cash consideration	$-
Total purchase consideration	$-
Less:
Debt-free net working capital	$(105)
Property and equipment	153
Right of use assets	208
Lease liabilities	(258)
Intangible assets - licenses (1)	849
Intangible assets - customer relationship (1)	54
Deferred Tax liability (2)	(226)
Fair value of net assets acquired	$675
Noncontrolling interest	$(675)
Change in investment	(675)
Goodwill	$-

(1)	The customer database value is based on the cost to recreate, as indicated by management.
(2)	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.

Schedule of net revenues and net loss
	Year ended	Year ended
	December 31,	December 31,
	(Unaudited)
(USD in thousands)	2022	2021
Revenues	$146,035	$69,566

Net loss	$(47,115)	$(36,514)